UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                              Please print or type.
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1.  Name and address of issuer:
				                           	Winthrop Focus Funds
				                           	277 Park Avenue, New York, NY  10172

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2.  The name of each series or class of securities for which this Form is filed
    (If the Form is being filed for 	all 	series and classes of securities of
    the issuer, check the box but do not list series or classes):

                                                                 [ X ]
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3.  Investment Company Act File Number:	811-04604

     Securities Act File Number:	33-03706

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4(a).  Last day of fiscal year for which this Form is filed:								10/31/97

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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90
           calendar days after	the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ]  Check box if this is the last time the issuer will be filing this
          Form.

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5.  Calculation of registration fee:

    	(i) 	Aggregate sale price of securities sold during
         	the fiscal year pursuant to section 24(f):				        	$ 132,078,306

  		(ii) 	Aggregate price of securities redeemed or
       			repurchased during the fiscal year: 				              	$ 100,131,749

   	(iii) 	Aggregate price of securities redeemed or
		        	repurchased during any prior fiscal year ending
		        	no earlier than October 11, 1995 that were not
		        	previously used to reduce registration fees
        			payable to the Commission:	                     					 $		   0

   	(iv) 	Total available redemption credits
          [add items 5(ii) and 5(iii)]:                       		-$	100,131,749

    (v)  	Net sales - if Item 5(i) is greater than Item 5(iv)
	      	 	[subtract Item 5(iv) from Item 5(i)]:             					$  31,946,557


   	(vi) 	Redemption credits available for use in future years	$   ( 		)
		       	-if Item 5(i) is less than Item 5(iv) [subtract Item
	       		5(iv) from Item 5(i)]:

   	(vii) 	Multiplier for determining registration fee (See
		        	Instruction C.9):	                              						x	0.000295

  	(viii)	Registration fee due [multiply Item 5(v) by Item
		       	5(vii)] (enter "0" if no fee is due):		            			=$ 9,424.23

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6.	Prepaid Shares

  	If the response to item 5(i) was determined by deducting an amount of
   securities that were registered 	under the Securities Act of 1933 pursuant
   to rule 24e-2 as in effect before [effective date of rescission 	of rule
   24e-2], then report the amount of securities (number of shares or other
   units) deducted here: N/A		.  If there is a number of shares or other units
   that were registered pursuant to rule 24e-2	remaining unsold at the end of
   the fiscal year for which this form is filed that are available for use by
  	the issuer in future fiscal years, then state that number here: N/A		.

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7. Interest due - if this Form is being filed more than 90 days after the end
    of the issuer's fiscal year 	(see Instruction D):

                                                     											+$		   0

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8.	Total of the amount of the registration fee due plus any interest due
   [line 5(viii) plus line 7]:

                                             																			=$ 9,424.23
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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:

      	Method of Delivery:

             	[ x ]	 Wire Transfer
             	[   ] 	Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	 							/s/ Brian Kammerer
                                        Brian Kammerer, Vice President

Date				1/21/98

* Please print the name and title of the signing officer below the signature.